Convertible Notes: (Details 2) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Convertible Notes Details 2 [Abstract]
Carrying value of Modified Notes		$ 18,983,454
Carrying value of Old notes		1,042,000
Total carrying value of convertible notes	1,042,000	20,025,454
Accretion of modified notes during 2013	2,905,208
Convertible Debt settlement	(2,515)
Total carrying value of convertible notes	22,928,147
Less current portion	(21,886,147)
Long term convertible notes	$ 1,042,000